Marketing Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Marketing Expenses [Line Items]
Marketing expenses		$ 3,044	$ 1,628	$ 506
Marketing expense
Schedule Of Marketing Expenses [Line Items]
Salaries, wages and related expenses	[1]	821	494	255
Share-based payment	[1]	149	570	139
PR and advertisement		1,772	507	91
Maintenance, office and software fees		59	22	13
Depreciation and amortization		84	17	3
D&O insurance		82	0	0
Others		$ 77	$ 18	$ 5

[1]	Including expenses in respect of related parties - see Note 18.